Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2010
Discontinued Operations [Abstract]
Schedule Of Discontinued Operations

	For the Years Ended December 31,
	2010	2009	2008
Revenues	$3,838	$3,269	$12,970
Gain on sale	9,072	278	9,305
Income from discontinued operations	9,784	2,697	14,143
Income from discontinued operations — diluted per share/units	$0.10	$0.04	$0.23